April 18, 2025

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	NexPoint Funds I (File Nos. 333-132400 and 811-21866) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of NexPoint Funds I (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 99 and, under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (the “Filing”).

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purposes of adding NexPoint Credit Catalyst Fund as a new series of the Registrant.

The Filing contains (i) the facing page, (ii) the Fund’s prospectus, (iii) the Fund’s statement of additional information, (iv) Part C, (v) the signature page for the Registrant. As has been designated on the facing sheet, it is intended that this Filing become effective 75 days after filing pursuant to Rule 485(a) under the Securities Act.

If you have any questions regarding the Filing, please contact Mr. Cal Gilmartin of K&L Gates LLP, the Fund’s counsel, at 617.951.9103.

Very truly yours,

/s/ Eric Griffith

Eric Griffith